UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02809 and 811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Value

Opportunities Fund, Inc. and Master Value Opportunities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2018

Date of reporting period: 06/30/2017

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock Value Opportunities Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Value Opportunities LLC	$662,420,478
Total Investments (Cost — $563,445,077) — 100.1%	662,420,478
Liabilities in Excess of Other Assets — (0.1)%	(806,544)

Net Assets — 100.0%	$661,613,934

Notes to Schedule of Investments

BlackRock Value Opportunities Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Value Opportunities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2017, the value of the investment and the percentage owned by the Fund of the Master LLC was $662,420,478 and 100.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2017, certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended June 30, 2017, there were no transfers between levels.

BLACKROCK VALUE OPPORTUNITIES FUND, INC.	JUNE 30, 2017	1

Schedule of Investments June 30, 2017 (Unaudited)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
Cubic Corp.	152,600	$7,065,380
Air Freight & Logistics — 2.1%
Forward Air Corp.	133,600	7,118,208
Hub Group, Inc., Class A (a)	173,575	6,656,601

		13,774,809
Auto Components — 1.7%
Dorman Products, Inc. (a)(b)	60,096	4,974,146
Gentherm, Inc. (a)	162,200	6,293,360

		11,267,506
Banks — 5.8%
Banner Corp.	110,600	6,250,006
CenterState Banks, Inc.	85,700	2,130,502
Green Bancorp, Inc. (a)(b)	232,901	4,518,279
Hope Bancorp, Inc.	125,700	2,344,305
IBERIABANK Corp.	24,800	2,021,200
NBT Bancorp, Inc.	87,900	3,247,905
Old National Bancorp	211,800	3,653,550
Opus Bank (a)	245,554	5,942,407
Texas Capital Bancshares, Inc. (a)	23,600	1,826,640
TriState Capital Holdings, Inc. (a)	138,990	3,502,548
UMB Financial Corp.	28,500	2,133,510
Umpqua Holdings Corp.	36,400	668,304

		38,239,156
Beverages — 1.7%
Boston Beer Co., Inc., Class A (a)(b)	54,663	7,223,715
Cott Corp. (b)	265,008	3,826,716

		11,050,431
Biotechnology — 0.0%
Xoma Corp. (a)(b)	214	1,496
Capital Markets — 0.6%
Financial Engines, Inc.	115,500	4,227,300
Chemicals — 2.7%
AdvanSix, Inc. (a)	75,200	2,349,248
HB Fuller Co.	136,600	6,981,626
Kraton Corp. (a)	153,795	5,296,700
Stepan Co.	39,193	3,415,278

		18,042,852
Commercial Services & Supplies — 2.5%
ABM Industries, Inc.	195,977	8,136,965
Advanced Disposal Services, Inc. (a)	225,943	5,135,684
Pitney Bowes, Inc.	230,800	3,485,080

		16,757,729
Communications Equipment — 3.1%
Ciena Corp. (a)(b)	187,200	4,683,744
Finisar Corp. (a)(b)	152,200	3,954,156
NetScout Systems, Inc. (a)(b)	100,457	3,455,721
Viavi Solutions, Inc. (a)	797,400	8,396,622

		20,490,243
Construction & Engineering — 0.7%
KBR, Inc.	309,900	4,716,678
Consumer Finance — 2.4%
FirstCash, Inc.	155,300	9,053,990
Pra Group, Inc. (a)(b)	172,200	6,526,380

		15,580,370
Electric Utilities — 2.3%
ALLETE, Inc.	128,500	9,210,880
El Paso Electric Co.	119,500	6,178,150

		15,389,030

Common Stocks	Shares	Value
Electrical Equipment — 0.4%
Generac Holdings, Inc. (a)(b)	81,700	$2,951,821
Electronic Equipment, Instruments & Components — 2.5%
Anixter International, Inc. (a)	85,500	6,686,100
FARO Technologies, Inc. (a)	113,200	4,278,960
MTS Systems Corp.	102,380	5,303,284

		16,268,344
Energy Equipment & Services — 1.3%
CARBO Ceramics, Inc. (a)(b)	151,968	1,040,981
McDermott International, Inc. (a)	48,100	344,877
Newpark Resources, Inc. (a)	493,500	3,627,225
Oceaneering International, Inc.	77,300	1,765,532
Patterson-UTI Energy, Inc.	74,600	1,506,174

		8,284,789
Equity Real Estate Investment Trusts (REITs) — 7.4%
Cedar Realty Trust, Inc. (b)	1,215,899	5,897,110
LTC Properties, Inc.	193,276	9,932,454
Pebblebrook Hotel Trust (b)	260,535	8,399,649
Pennsylvania Real Estate Investment Trust (b)	485,519	5,496,075
Physicians Realty Trust	383,003	7,713,680
Seritage Growth Properties (b)	97,400	4,085,930
Tanger Factory Outlet Centers, Inc. (b)	298,968	7,767,189

		49,292,087
Food & Staples Retailing — 0.8%
Smart & Final Stores, Inc. (a)	177,300	1,613,430
SUPERVALU, Inc. (a)(b)	1,014,440	3,337,508

		4,950,938
Food Products — 1.3%
Nomad Foods, Ltd. (a)	357,400	5,042,914
Pinnacle Foods, Inc.	64,102	3,807,659

		8,850,573
Gas Utilities — 0.9%
Northwest Natural Gas Co.	64,700	3,872,295
South Jersey Industries, Inc.	56,700	1,937,439

		5,809,734
Health Care Equipment & Supplies — 4.2%
Accuray, Inc. (a)(b)	364,244	1,730,159
Halyard Health, Inc. (a)	233,215	9,160,685
Invacare Corp.	457,683	6,041,416
Merit Medical Systems, Inc. (a)	260,767	9,948,261
OraSure Technologies, Inc. (a)	33,913	585,338

		27,465,859
Health Care Providers & Services — 4.6%
Landauer, Inc.	213,082	11,144,189
LifePoint Health, Inc. (a)	163,483	10,977,883
Owens & Minor, Inc.	263,462	8,480,842

		30,602,914
Hotels, Restaurants & Leisure — 5.1%
BJ’s Restaurants, Inc. (a)	127,200	4,738,200
Bloomin’ Brands, Inc.	222,570	4,725,161
Bob Evans Farms, Inc.	125,618	9,023,141
ILG, Inc.	384,381	10,566,634
Papa John’s International, Inc.	19,507	1,399,822
Red Robin Gourmet Burgers, Inc. (a)(b)	54,100	3,530,025

		33,982,983
Household Durables — 0.4%
Taylor Morrison Home Corp., Class A (a)	121,629	2,920,312
Insurance — 5.3%
American Equity Investment Life Holding Co.	186,251	4,894,676

BLACKROCK VALUE OPPORTUNITIES FUND, INC.	JUNE 30, 2017	1

Schedule of Investments (continued)	Master Value Opportunities LLC

Common Stocks	Shares	Value
Insurance (continued)
Employers Holdings, Inc.	120,400	$5,092,920
Heritage Insurance Holdings, Inc.	328,000	4,270,560
Horace Mann Educators Corp.	166,700	6,301,260
ProAssurance Corp.	116,300	7,071,040
Selective Insurance Group, Inc.	153,700	7,692,685

		35,323,141
Internet & Direct Marketing Retail — 0.6%
1-800-Flowers.com, Inc., Class A (a)(b)	409,752	3,995,082
IT Services — 1.5%
CACI International, Inc., Class A (a)	77,900	9,741,395
Life Sciences Tools & Services — 0.3%
Pacific Biosciences of California, Inc. (a)	594,833	2,117,606
Machinery — 6.4%
Actuant Corp., Class A	259,400	6,381,240
Albany International Corp., Class A	102,100	5,452,140
Chart Industries, Inc. (a)	127,046	4,412,308
Franklin Electric Co., Inc.	125,200	5,183,280
Hillenbrand, Inc.	192,300	6,942,030
Kennametal, Inc.	56,900	2,129,198
Rexnord Corp. (a)(b)	211,500	4,917,375
SPX Corp. (a)	266,000	6,692,560

		42,110,131
Marine — 0.5%
Scorpio Bulkers , Inc. (a)(b)	453,833	3,222,214
Media — 1.5%
Cable One, Inc.	14,210	10,101,889
Metals & Mining — 2.3%
Century Aluminum Co. (a)(b)	368,600	5,742,788
Haynes International, Inc.	65,410	2,375,037
Materion Corp.	124,686	4,663,256
TimkenSteel Corp. (a)	158,500	2,436,145

		15,217,226
Multiline Retail — 0.7%
Dillard’s, Inc., Class A	52,600	3,034,494
Fred’s, Inc., Class A (b)	179,790	1,659,462

		4,693,956
Oil, Gas & Consumable Fuels — 0.9%
Eclipse Resources Corp. (a)	762,900	2,181,894
Energen Corp. (a)	59,500	2,937,515
Whiting Petroleum Corp. (a)(b)	187,400	1,032,574

		6,151,983
Paper & Forest Products — 1.3%
Boise Cascade Co. (a)	231,100	7,025,440
Domtar Corp.	34,600	1,329,332
KapStone Paper and Packaging Corp.	15,600	321,828

		8,676,600
Pharmaceuticals — 1.8%
Phibro Animal Health Corp., Class A	315,384	11,684,977
Professional Services — 1.5%
Huron Consulting Group, Inc. (a)	89,700	3,875,040
TriNet Group, Inc. (a)	175,400	5,742,596

		9,617,636
Real Estate Management & Development — 1.1%
Marcus & Millichap, Inc. (a)(b)	269,286	7,098,379
Road & Rail — 1.4%
ArcBest Corp.	158,700	3,269,220

Common Stocks	Shares	Value
Road & Rail (continued)
Heartland Express, Inc.	293,700	$6,114,834

		9,384,054
Semiconductors & Semiconductor Equipment — 2.3%
DSP Group, Inc. (a)	339,686	3,940,358
Integrated Device Technology, Inc. (a)(b)	149,500	3,855,605
Microsemi Corp. (a)	65,069	3,045,229
Rambus, Inc. (a)	328,400	3,753,612
Synaptics, Inc. (a)(b)	16,900	873,899

		15,468,703
Software — 3.5%
Bottomline Technologies, Inc. (a)	160,200	4,115,538
BroadSoft, Inc. (a)(b)	105,100	4,524,555
PTC, Inc. (a)(b)	44,000	2,425,280
TiVo Corp.	272,228	5,077,052
Verint Systems, Inc. (a)	107,000	4,354,900
Zynga, Inc., Class A (a)	751,900	2,736,916

		23,234,241
Specialty Retail — 3.4%
Boot Barn Holdings, Inc. (a)	100,432	711,059
Express, Inc. (a)	443,900	2,996,325
Five Below, Inc. (a)	92,800	4,581,536
Hibbett Sports, Inc. (a)(b)	179,300	3,720,475
Monro Muffler Brake, Inc.	117,759	4,916,438
Party City Holdco, Inc. (a)(b)	205,399	3,214,494
Penske Automotive Group, Inc.	50,889	2,234,536

		22,374,863
Technology Hardware, Storage & Peripherals — 1.2%
Cray, Inc. (a)(b)	185,006	3,404,110
Diebold Nixdorf, Inc.	170,800	4,782,400

		8,186,510
Textiles, Apparel & Luxury Goods — 4.0%
G-III Apparel Group Ltd. (a)(b)	100,884	2,517,056
Oxford Industries, Inc.	89,160	5,571,608
Skechers U.S.A., Inc., Class A (a)	209,900	6,192,050
Steven Madden Ltd. (a)	103,600	4,138,820
Vera Bradley, Inc. (a)(b)	116,800	1,142,304
Wolverine World Wide, Inc.	249,870	6,998,859

		26,560,697
Thrifts & Mortgage Finance — 1.1%
Astoria Financial Corp.	374,800	7,552,220
Tobacco — 0.1%
Turning Point Brands, Inc. (a)	33,851	519,274
Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc.	67,900	4,009,495
Kaman Corp.	166,700	8,313,329
MRC Global, Inc. (a)	64,900	1,072,148

		13,394,972
Total Common Stocks — 100.3%		664,411,083
Total Long-Term Investments (Cost — $565,436,518) — 100.3%		664,411,083

2	BLACKROCK VALUE OPPORTUNITIES FUND, INC.	JUNE 30, 2017

Schedule of Investments (continued)	Master Value Opportunities LLC

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (c)(d)	1,091,250	$1,091,250
SL Liquidity Series, LLC, Money Market Series, 1.27% (c)(d)(e)	62,844,786	62,851,070
Total Short-Term Securities (Cost — $63,941,462) — 9.7%		63,942,320
Total Investments (Cost — $629,377,980*) — 110.0%		728,353,403
Liabilities in Excess of Other Assets — (10.0)%		(65,932,925)

Net Assets — 100.0%		$662,420,478

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$634,181,189

Gross unrealized appreciation	$118,430,909
Gross unrealized depreciation	(24,258,695)

Net unrealized appreciation	$94,172,214

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Current yield as of period end.

(d)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2017	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Loss	Change in Unrealized Depreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,461,963	(1,370,713)	1,091,250	$ 1,091,250	$ 8,874		—	—
SL Liquidity Series, LLC, Money Market Series	41,390,199	21,454,587	62,844,786	62,851,070	56,361	[1]	$(655)	$(2,146)
Total				$63,942,320	$65,235		$(655)	$(2,146)

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK VALUE OPPORTUNITIES FUND, INC.	JUNE 30, 2017	3

Schedule of Investments (concluded)	Master Value Opportunities LLC

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$664,411,083	—	—	$664,411,083
Short-Term Securities	1,091,250	—	—	1,091,250

Subtotal	$665,502,333	—	—	$665,502,333

Investments Valued at NAV[2]				62,851,070

Total Investments				$728,353,403

[1]	See above Schedule of Investments for values in each industry.

[2]	As of June 30, 2017, certain investments of the Master LLC were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended June 30, 2017, there were no transfers between levels.

4	BLACKROCK VALUE OPPORTUNITIES FUND, INC.	JUNE 30, 2017

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 22, 2017